Other Real Estate Acquired in Settlement of Loans - Schedule of Real Estate and Other Assets Acquired in Settlement of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of real estate and other assets acquired in settlement of loans
Total	$ 11,459	$ 13,436	$ 14,905
Less valuation allowance for other real estate owned	(2,664)	(2,911)	$ (2,614)	$ (2,956)
Total other real estate owned	8,795	10,525
Commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	0	643
Real estate construction − commercial and Real estate mortgage − commercial | Construction
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	10,094	10,166
Real estate construction − commercial and Real estate mortgage − commercial | Mortgage
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	1,186	2,510
Real estate construction − residential and Real estate mortgage − residential | Mortgage
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	$ 179	$ 117